UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     August 07, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $28,475 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     2035    28200 SH       SOLE                    28200        0        0
BAKER HUGHES INC               COM              057224107      404    11100 SH       SOLE                    11100        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     1586    56055 SH       SOLE                    56055        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2768    33325 SH       SOLE                    33325        0        0
DUKE ENERGY CORP NEW           COM              26441C105      912    62510 SH       SOLE                    62510        0        0
ENERGEN CORP                   COM              29265N108     2181    54650 SH       SOLE                    54650        0        0
ENTERGY CORP NEW               COM              29364G103     1328    17125 SH       SOLE                    17125        0        0
EQT CORP                       COM              26884L109     2106    60325 SH       SOLE                    60325        0        0
FMC TECHNOLOGIES INC           COM              30249U101      388    10320 SH       SOLE                    10320        0        0
HALLIBURTON CO                 COM              406216101      701    33858 SH       SOLE                    33858        0        0
MCDERMOTT INTL INC             COM              580037109     1407    69300 SH       SOLE                    69300        0        0
NATIONAL OILWELL VARCO INC     COM              637071101      884    27075 SH       SOLE                    27075        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     1490    49250 SH       SOLE                    49250        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     1744    26500 SH       SOLE                    26500        0        0
OCEANEERING INTL INC           COM              675232102     1383    30600 SH       SOLE                    30600        0        0
ONEOK INC NEW                  COM              682680103     2916    98870 SH       SOLE                    98870        0        0
SPECTRA ENERGY CORP            COM              847560109     1852   109485 SH       SOLE                   109485        0        0
TIDEWATER INC                  COM              886423102      740    17250 SH       SOLE                    17250        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     1440    19385 SH       SOLE                    19385        0        0
XTO ENERGY INC                 COM              98385X106      210     5500 SH       SOLE                     5500        0        0